SIGNIFICANT ACCOUNTING POLICIES - Property, plant and equipment (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Minimum
PROPERTY, PLANT AND EQUIPMENT
Useful life (in percent)	15.00%	15.00%
Maximum
PROPERTY, PLANT AND EQUIPMENT
Useful life (in percent)	30.00%	30.00%